Other accounts receivable and other assets, net, and other accounts payable, provisions and other liabilities - Summary of future effect of current cash flow hedges (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – Income (expense)	S/ (9,262)	S/ 44,878
Not later than one year [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – Income (expense)	429	1,507
Later than one year and not later than three years [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – Income (expense)	(731)	20,871
Later than three years [member]
Disclosure of detailed information about hedges [line items]
Consolidated statement of income – Income (expense)	S/ (8,960)	S/ 22,500